4. Derivative Liability (Details 9)		9 Months Ended	12 Months Ended
		Sep. 30, 2016	Dec. 31, 2015
Volatility			102.00%
Dividend yield
April 11, 2016 [Member]
Volatility	[1]	111.50%
Risk-free interest rate	[1]	0.62%
Expected life (years)	[1]	1 year 5 months 5 days
Dividend yield	[1]
April 19, 2016 [Member]
Volatility	[1]	113.40%
Risk-free interest rate	[1]	0.65%
Expected life (years)	[1]	1 year 4 months 28 days
Dividend yield	[1]
April 27, 2016 [Member]
Volatility	[1]	119.00%
Risk-free interest rate	[1]	0.71%
Expected life (years)	[1]	1 year 4 months 21 days
Dividend yield	[1]
May 3, 2016 [Member]
Volatility	[1]	120.30%
Risk-free interest rate	[1]	0.64%
Expected life (years)	[1]	1 year 4 months 13 days
Dividend yield	[1]

[1]	(3) Partial conversion of the September 2015 Convertible Note.